Note 18 - Inventories	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
18.	INVENTORIES

	2019	2018

Finished goods	2,080.7	1,688.0
Work in progress	450.8	339.5
Raw material and consumables	2,637.4	2,624.3
Spare parts and other	602.6	597.0
Prepayments	328.3	304.4
Impairment losses	(121.2)	(151.4)
	5,978.6	5,401.8

Write-offs/losses on inventories recognized in the income statement amounting to
R$109.8
in
2019
(
R$76.5
in
2018
).